FIRST
INVESTORS
INSURED
TAX EXEMPT
FUND, INC.


ANNUAL
REPORT


DECEMBER 31, 1996


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:

FITE113


Portfolio Manager's Letter
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Dear Investor:

The current economic expansion extended to its fifth year in 1996. The economy grew by 3.4% during the year with the core rate of consumer price inflation increasing 2.6%, its slowest pace since the mid-1960's. The combination of moderate growth and low inflation provided a positive background for the financial markets. The broad stock market averages made new highs in 1996 while long-term interest rates moved somewhat higher during the year. Besides the economy, the markets benefited from strong demand for U.S. securities. Individual investors bought a record amount of stock mutual funds, while foreign investors bought a record amount of U.S. Treasury bonds.

Long-term municipal bond prices fell slightly during 1996. The municipal bond market's performance compares very favorably to the Treasury bond market where long-term bond prices fell substantially. The municipal bond market's relatively strong performance during 1996 was attributable to the comparatively cheap levels at which the market began the year, due to concerns over potential tax reform. As those concerns disappeared, demand for tax-exempt bonds increased and municipal bonds appreciated versus Treasury bonds. In fact, broad based demand throughout the year from individuals and insurance companies was sufficient to absorb $183 billion of new issue supply.

During 1996, First Investors Insured Tax Exempt Fund Class A shares had a total return on a net asset value basis of 2.8%. The return is comparable to the average return of 2.8% for insured municipal bond funds reported by Lipper Analytical Services, Inc. Class B shares returned 2.0%. For 1996, the Fund declared dividends from investment income of 50.7 cents per Class A share and 43.9 cents per Class B share.

Management of the Fund has focused on providing competitive total return and a high level of current income which is exempt from federal income tax. To meet these objectives, the Fund has been accumulating high coupon noncallable bonds over the past several years. Most municipal bonds can be called (or paid-off before maturity) by their issuer. The call feature decreases the amount a bond's price can increase when the bond market rallies and increases the amount a bond's price can decline when the market falls. Noncallable bonds in contrast offer better price (or total return) performance than callable bonds, while the high coupon offers a high level of current income. At the close of 1996, approximately two thirds of the Fund's assets were invested in noncallable bonds.

In terms of sector and credit concerns, the Fund continues to maintain an underweighted position in California debt with only 3.25% of assets invested in bonds issued by the State of California and its municipalities. At the November election, California voters passed Proposition 218, which limits the ability of local governments to impose or increase certain revenues. In combination with earlier propositions, Proposition 218 creates credit uncertainties in California that have led the Fund to seek investments elsewhere.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 1% increase in yield on a ten year bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten year Treasury bond yields have moved more than 1%. In addition, while the Fund's municipal bonds are insured as to timely payment of principal and interest, this insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Looking forward, the factors that benefited the markets in 1996 appear likely to continue in 1997: moderate growth, low inflation, and strong demand for financial assets. A significant risk to the market is that inflation may increase due to the length of the economic expansion. This could lead the Federal Reserve to raise interest rates, hurting both the bond and stock markets. On the other hand, the markets may be positively surprised by legislation from the President and Congress to eliminate the federal budget deficit. We will continue to be alert to events that may affect the value of your investments.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

January 31, 1997


Cumulative Peformance Information
FIRST INVESTORS TAX EXEMPT FUND, INC.

As of December 31, 1996

Comparison of change in value of $10,000 investment in the First
Investors Insured Tax Exempt Fund, Inc. (Class A shares) and the
Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

          TAX EXEMPT             LEHMAN
JAN 1987       9,375             10,000
DEC 1987       9,581             10,150
DEC 1988      10,608             11,180
DEC 1989      11,511             12,386
DEC 1990      12,241             13,289
DEC 1991      13,496             14,903
DEC 1992      14,569             16,217
DEC 1993      16,009             18,207
DEC 1994      15,110             17,266
DEC 1995      17,530             20,303
DEC 1996      18,023             21,166

**BOXED INFORMATION INSIDE GRAPH

                    Average Annual Total Return*
Class A shares         N.A.V. Only        S.E.C. Standardized
One Year                  2.81%                  (3.60)%
Five Years                5.98%                   4.62%
Ten Years                 6.76%                   6.07%
S.E.C. 30-Day Yield                   3.95%
Class B shares
One Year                  2.03%                  (2.04)%
Since Inception
(1/12/95)                 8.10%                   5.86%
S.E.C. 30-Day Yield                   3.53%

The graph compares a $10,000 investment made in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) on 1/1/87 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/96) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 1996


                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
 Principal                                                                                            $10,000 of
    Amount      Security                                                                       Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--99.0%
                Alaska--.4%
    $8,000 M    North Slope Boro, Alaska General Obligation Zero Coupon 6/30/2005         $5,170,000         $41
----------------------------------------------------------------------------------------------------------------
                Arizona--.8%
     8,550 M    Arizona State Municipal Financing Program Ctfs. of Partn. 7.7% 8/1/2010   10,014,187          80
----------------------------------------------------------------------------------------------------------------
                California--3.2%
     2,835 M    California Public Capital Improv. Fin. Auth. 8.1% 3/1/2018                 2,983,837          24
     4,750 M    California State Public Works Board Lease Rev. Dept. of Corrections
                5% 12/1/2019                                                               4,435,312          35
     4,220 M    Long Beach Finance Authority 6% 11/1/2017                                  4,557,600          36
    10,000 M    San Francisco City & County Redev. Agcy. 6 3/4% 7/1/2025                  11,050,000          88
     5,000 M    San Jose Redevelopment Agency Tax Allocation 6% 8/1/2015                   5,356,250          43
     5,000 M    Santa Clara County Financing Authority 7 3/4% 11/15/2010                   6,243,750          50
     5,520 M    South Orange County Public Financing Authority 6 1/2% 8/15/2010            6,237,600          49
----------------------------------------------------------------------------------------------------------------
                                                                                          40,864,349         325
----------------------------------------------------------------------------------------------------------------
                Colorado--.2%
     1,850 M    Aurora Municipal Building Corp. 9.2% 12/1/1997*                            1,959,002          16
----------------------------------------------------------------------------------------------------------------
                Connecticut--2.0%
                Connecticut Special Tax Obligation Revenue:
    13,500 M    6 1/2% 10/1/2011                                                          15,221,250         121
     9,000 M    6 1/8% 9/1/2012                                                            9,776,250          78
----------------------------------------------------------------------------------------------------------------
                                                                                          24,997,500         199
----------------------------------------------------------------------------------------------------------------
                Delaware--.6%
     7,000 M    Delaware State Econ. Dev. Auth. Rev. Pollution Control 7.15% 7/1/2018      7,857,500          63

                District of Columbia--2.5%
                Washington D.C. General Obligation:
    10,530 M    Series "C" 8% 6/1/1998*                                                   11,267,100          90
     5,800 M    Series "A" 6 1/2% 6/1/2009                                                 6,546,750          52
    13,255 M    Series "E" 6% 6/1/2012                                                    13,602,944         108
----------------------------------------------------------------------------------------------------------------
                Florida--4.9%
    $2,255 M    Dade County Spec. Oblig. (Miami Beach Conv. Ctr.)                         $2,397,245         $19
                8 5/8% 12/1/1997*
                Escambia County Utilities Authority:
     5,485 M    6 1/4% 1/1/2012                                                            5,999,219          48
     5,360 M    6 1/4% 1/1/2013                                                            5,869,200          47
     1,070 M    Florida Hsg. Fin. Agy. Residential Mtge. Rev. (Series 2) 8% 12/15/2016     1,107,450           9
    10,000 M    Lakeland, Florida Electric & Water Revenue 6% 10/1/2012                   10,737,500          86
                Orange County Health Facilities:
     4,500 M    Orlando Regional Healthcare 6 1/4% 10/1/2021                               4,916,250          39
     8,350 M    Pooled Hosp. Ln. Prog. - Series "A" 7 7/8% 12/1/2025                       8,651,936          69
     7,685 M    Pooled Hosp. Ln. Prog. - Series "B" 7 7/8% 12/1/2025                       7,954,282          63
     1,750 M    Palm Beach County Solid Waste Authority 8 3/8% 7/1/2010                    1,837,430          15
                Sunrise Utilities System Revenue:
     1,500 M    10 1/4% 10/1/2000*                                                         1,800,000          14
     1,500 M    10 3/4% 10/1/2000*                                                         1,824,375          14
     5,975 M    Tampa Utilities Tax & Spl. Rev. 8 1/8% 10/1/1997*                          6,287,791          50
     1,395 M    West Coast Regional Water Supply Auth. 10.4% 10/1/2010*                    1,907,663          15
----------------------------------------------------------------------------------------------------------------
                                                                                          61,290,341         488
----------------------------------------------------------------------------------------------------------------
                Georgia--7.1%
     6,115 M    Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                        6,787,650          54
                Georgia Municipal Electric Authority Power Revenue:
    14,000 M    8 1/8% 1/1/1998*                                                          14,751,940         118
     5,000 M    6 1/4% 1/1/2012                                                            5,481,250          44
                Metropolitan Atlanta Rapid Transit Authority:
    20,450 M    6 1/4% 7/1/2011                                                           22,622,813         180
    28,605 M    6% 7/1/2013                                                               30,678,863         244
     7,500 M    6 3/4% 7/1/2013                                                            8,540,625          68
----------------------------------------------------------------------------------------------------------------
                                                                                          88,863,141         708
                Hawaii--1.5%
                Hawaii State General Obligation:
    $5,500 M    6% 10/1/2009                                                              $5,975,090         $47
     6,000 M    6% 10/1/2010                                                               6,515,640          52
     6,000 M    Honolulu General Obligation 5 3/4% 4/1/2012                                6,266,400          50

                                                                                          18,757,130         149

                Illinois--12.9%
                Chicago Board of Education Lease Certificates:
     5,000 M    6% 1/1/2016                                                                5,281,250          42
    29,200 M    6% 1/1/2020                                                               30,806,000         245
                Chicago General Obligation:
     7,000 M    6% 1/1/2010                                                                7,393,750          59
    16,660 M    6 1/8% 1/1/2016                                                           17,326,400         138
                Chicago O'Hare International Airport Revenue:
    14,570 M    6 3/8% 1/1/2012                                                           15,589,900         124
    10,000 M    6 3/8% 1/1/2015                                                           10,662,500          85
     3,340 M    Chicago Public Building Commission Building Revenue                        3,628,075          29
                7 3/4% 1/1/1999*
     2,500 M    Des Plaines Hosp. Facs. (Holy Family Hosp.) 9 1/4% 1/1/2014                2,542,350          20
     2,800 M    Hazel Crest Hosp. Facs. Rev. (South Sub. Proj.) 9 1/8% 7/1/1997*           2,930,984          23
    16,750 M    Illinois Development Finance Auth. Poll. Control Rev.
                6 3/4% 3/1/2015                                                           18,362,188         146
                Illinois Development Finance Authority Rev. (Rockford School 205):
     3,400 M    6.55% 2/1/2009                                                             3,799,500          30
     5,000 M    6.6% 2/1/2010                                                              5,625,000          45
     3,000 M    6.65% 2/1/2011                                                             3,390,000          27
                Illinois Health Facilities Authority Revenue:
     4,300 M    Bromenn Healthcare Project 8% 7/15/1998*                                   4,644,000          37
     1,000 M    Methodist Medical Center 9 5/8% 10/1/2010                                  1,014,150           8
     2,600 M    SSM Health Care Project Series "B" 8% 6/1/1998*                            2,788,500          22
     4,000 M    University of Chicago Hospital 8.1% 8/1/1997*                              4,182,280          33
     1,750 M    Lansing Sales Tax Rfdg. 7.7% 12/1/1998*                                    1,868,125          15
    16,500 M    Metropolitan Pier & Exposition Auth. Tax Rev. Zero Cpn. 12/15/2011         7,095,000          57


    $4,000 M    Regional Transportation Authority 7 3/4% 6/1/2019                         $5,145,000         $41
                Will County School District General Obligation:
     3,600 M    7% 12/1/2007                                                               4,194,000          34
     2,080 M    7.05% 12/1/2008                                                            2,436,200          20
     1,175 M    7.1% 12/1/2009                                                             1,382,094          11
----------------------------------------------------------------------------------------------------------------
                                                                                         162,087,246       1,291
----------------------------------------------------------------------------------------------------------------
                Indiana--1.0%
     4,070 M    Delaware County Hosp. Auth. (Ball Memorial Hosp.) 6 5/8% 8/1/2006          4,415,950          35
     4,205 M    Indiana Housing Fin. Auth. Single-Family Mtge. Rev. 7.6% 1/1/2016          4,420,506          35
     2,000 M    Indiana State Edl. Facs. Auth. (Butler University) 8% 11/1/1998*           2,172,500          17
     1,000 M    Muncie Certificates of Participation 8.1% 2/1/1998*                        1,054,750           9
----------------------------------------------------------------------------------------------------------------
                                                                                          12,063,706          96
----------------------------------------------------------------------------------------------------------------
                Louisiana--4.9%
     1,030 M    Bossier County Public Impt. Sales & Use Tax Rev. 9 1/4% 11/1/1997*         1,091,048           9
     2,000 M    Calcasieu Parish Mem. Hosp. (Lake Charles Hosp.) 8.4% 12/1/1997*           2,122,200          17
                Louisiana Public Facilities Authority Hospital Revenue:
     2,350 M    Touro Infirmary 8% 6/1/1998*                                               2,520,375          20
     2,400 M    Womens Hospital Foundation 8 1/8% 10/1/1998*                               2,604,000          21
                Louisiana Public Facilities Hlth. & Ed. Cap. Fac.:
     5,770 M    CP Program 7.9% 12/1/2015                                                  6,217,175          50
     1,750 M    Our Lady of the Lake 8.2% 12/1/1998*                                       1,896,563          15
                Louisiana State General Obligation:
     8,050 M    6.1% 5/1/2010                                                              8,472,625          67
    14,555 M    6% 5/1/2012                                                               15,191,781         121
    14,000 M    6% 5/1/2014                                                               14,612,500         116
    15,000 M    New Orleans Regional Transit Auth. Sales Tax Rev.                          3,506,250
                Zero Coupon 12/1/2021                                                                         28
     3,000 M    Regional Transportation Authority Revenue 8% 12/1/2013                     3,243,750          26
----------------------------------------------------------------------------------------------------------------
                                                                                          61,478,267         490
----------------------------------------------------------------------------------------------------------------
                Maryland--.4%
    $5,000 M    Maryland Indl. Dev. Auth. 5.928% 8/26/2022                                $5,212,500         $42
----------------------------------------------------------------------------------------------------------------
                Massachusetts--8.0%
     4,750 M    Boston General Obligation 7 3/8% 2/1/2000*                                 5,242,813          42
    10,025 M    Boston, Mass. Water & Sewer 5 3/4% 11/1/2013                              10,413,469          83
     2,300 M    Mass. Bay Transportation Authority Ctfs. of Partn. 7.65% 8/1/2000*         2,593,250          20
                Mass. Bay Transportation Authority Gen. Sys. Rev.:
     9,080 M    5.8% 3/1/2012                                                              9,534,000          76
    10,775 M    5.8% 3/1/2013                                                             11,273,344          90
    10,000 M    5 7/8% 3/1/2015                                                           10,525,000          84
                Mass. Health & Educational Facilities Authority:
     2,300 M    Berkshire Health Systems 7.6% 10/1/1998*                                   2,481,125          20
     1,500 M    Carney Hospital 7 3/4% 7/1/2000*                                           1,691,250          13
                Mass. Housing Finance Agency:
     6,610 M    6% 12/1/2012                                                               6,750,462          54
     1,540 M    7.7% 6/1/2017                                                              1,615,075          13
                Mass. State General Obligation:
    20,550 M    6% 8/1/2009                                                               22,219,687         177
    15,605 M    5 1/8% 11/1/2014                                                          15,078,331         120
     1,000 M    Palmer General Obligation 7.3% 3/1/2000*                                   1,105,000           9
----------------------------------------------------------------------------------------------------------------
                                                                                         100,522,806         801
----------------------------------------------------------------------------------------------------------------
                Michigan--2.1%
    10,000 M    Michigan State General Obligation 6 1/4%  11/1/2012                       11,019,100          88
                Michigan State Housing Development Auth. Single-Family Mtge. Rev.:
     4,685 M    7 1/2% 6/1/2015                                                            4,872,400          39
     2,500 M    7.3% 12/1/2016                                                             2,590,625          20
     2,135 M    7.7% 12/1/2016                                                             2,225,738          18
     4,500 M    Monroe County Econ. Dev. Corp. (Detroit Edison Co.) 6.95% 9/1/2022         5,400,000          43
----------------------------------------------------------------------------------------------------------------
                                                                                          26,107,863         208
----------------------------------------------------------------------------------------------------------------
                Minnesota--.6%
    $1,295 M    Eden Prairie Multi-Family Housing 8% 7/1/2026                             $1,364,606         $11
     1,240 M    St. Paul Hsg. & Red. Auth. (Como-Lake Proj.)
                7 1/2% 3/1/2026 (Defaulted) (Note 1A)                                       1,240,000         10
     4,945 M    University of Minnesota Series "A" 5 3/4% 7/1/2017                          5,111,894         40
----------------------------------------------------------------------------------------------------------------
                                                                                            7,716,500         61
                Mississippi--.5%

     4,475 M    Mississippi Hosp. Equip. & Facs. Auth. Rev. (Baptist Med. Ctr.)
                7.6% 5/1/2000*                                                              5,006,406         40
     1,360 M    Mississippi Hsg. Fin. Corp. Single-Family Mtge. Rev.
                7.8% 10/15/2016                                                             1,399,100         11
----------------------------------------------------------------------------------------------------------------
                                                                                            6,405,506         51
----------------------------------------------------------------------------------------------------------------
                Missouri--2.6%
     3,640 M    Kansas City School District Bldg. Cap. Improvement 7.9% 2/1/1998*           3,872,669         31
                Missouri State Health & Educational Facilities Authority:
                BJC Health System Series "A":
     6,840 M    6 3/4% 5/15/2010                                                            7,831,800         62
    10,175 M    6 3/4% 5/15/2011                                                           11,663,094         93
    10,000 M    Lester Cox Zero Coupon 9/1/2016                                             3,262,500         26
     5,245 M    SSM Health Care 6 1/4% 6/1/2007                                             5,625,262         45
----------------------------------------------------------------------------------------------------------------
                                                                                           32,255,325        257
----------------------------------------------------------------------------------------------------------------
                Nevada--.2%
     1,640 M    Nevada Housing Div. Single-Family Prog. 7.6% 10/1/2018                      1,715,850         14
     1,155 M    Reno Hosp. Rev. (St. Mary's Hospital) 7 3/4% 1/1/2000*                      1,283,494         10
----------------------------------------------------------------------------------------------------------------
                                                                                            2,999,344         24
----------------------------------------------------------------------------------------------------------------
                New Jersey--2.9%
                Camden County Municipal Utilities Sewer Revenue:
     4,300 M    8 1/4% 12/1/1997*                                                           4,561,053         36
     2,820 M    8 1/4% 12/1/2017                                                            2,981,022         24
    10,500 M    New Jersey Economic Development Auth. Market Trans. Fac. Rev.
                5 7/8% 7/1/2011                                                            10,854,375         86
                New Jersey Housing & Mortgage Financing Revenue:
    $5,380 M    7 1/2% 4/1/2015                                                           $5,702,800         $45
     8,400 M    7 3/8% 10/1/2017                                                            8,736,000         70
     4,195 M    8.1% 10/1/2017                                                              4,389,019         35
----------------------------------------------------------------------------------------------------------------
                                                                                           37,224,269        296
----------------------------------------------------------------------------------------------------------------
                New Mexico--.4%
     1,000 M    Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*                            1,308,750         11
                New Mexico Mortgage Finance Authority, Single-Family Mortgage:
     3,075 M    8% 1/1/2017                                                                 3,180,719         25
     1,020 M    8 5/8% 7/1/2017                                                             1,055,037          8
----------------------------------------------------------------------------------------------------------------
                                                                                            5,544,506         44
----------------------------------------------------------------------------------------------------------------
                New York--9.2%
                Metropolitan Transit Authority, Transit Facilities:
    10,000 M    8% 7/1/1998*                                                               10,762,500         86
     3,500 M    7 1/2% 7/1/2000*                                                            3,845,625         31
                New York City General Obligation:
    10,000 M    Series "A" 8 3/4% 11/1/1997*                                               10,561,100         84
     5,000 M    Series "B" 7 3/4% 2/1/1998*                                                 5,282,300         42
     3,850 M    Series "A" 8% 8/1/1998*                                                     4,138,750         33
    22,250 M    New York City Municipal Water Finance Auth. Rev. 6% 6/15/2021              23,724,062        189
     4,500 M    New York State Dorm. Auth. Revs. City Univ. System 7 1/2% 7/1/2000*         5,040,000         40
                New York State Dorm. Auth. Revs. State Univ. System:
     2,780 M    7 1/4% 5/15/2000*                                                           3,082,325         25
    11,300 M    7 3/8% 5/15/2014                                                           12,444,125         99
     5,000 M    New York State General Obligation 6% 6/15/2011                              5,231,250         42
     6,500 M    New York State Housing Finance Agency Rev. 5 7/8% 11/1/2010                 6,662,500         53
                New York State Med. Care Facs. Fin. Agcy. Rev.:
     2,020 M    Hosp. & Nursing 7.35% 2/15/2029                                             2,189,175         17
    10,500 M    St. Luke's Hosp. 7.45% 2/15/2000*                                          11,641,875         93
    $4,000 M    New York State Urban Dev. Corp. 7 1/2% 1/1/2000*                           $4,425,000        $35
     5,840 M    Suffolk County, N.Y. Indl. Dev. Agcy. Southwest Sewer Sys.
                6% 2/1/2008                                                                 6,329,100         50
----------------------------------------------------------------------------------------------------------------
                                                                                          115,359,687        919
----------------------------------------------------------------------------------------------------------------
                North Carolina--1.5%
                North Carolina Municipal Power Agency (Catawba):
     8,950 M    6% 1/1/2010                                                                 9,632,437         77
     8,945 M    6% 1/1/2011                                                                 9,627,056         76

                                                                                           19,259,493        153
----------------------------------------------------------------------------------------------------------------
                North Dakota--1.0%
    10,500 M    Mercer County Poll. Ctrl. Rev. (Basin Elec. Pwr. Coop.)
                7.2% 6/30/2013                                                             12,468,750         99
----------------------------------------------------------------------------------------------------------------
                Ohio--.1%
     1,435 M    Ohio State Air Quality Dev. Auth. (Ohio Power Co.) 7.4% 8/1/2009            1,522,894         12
----------------------------------------------------------------------------------------------------------------
                Oklahoma--3.1%
                Grand River Dam Authority Revenue:
     9,000 M    5 3/4% 6/1/2008                                                             9,585,000         76
    13,000 M    6 1/4% 6/1/2011                                                            14,365,000        115
    12,000 M    5 1/2% 6/1/2013                                                            12,225,000         97
     1,220 M    Muskogee County Home Fin. Auth. Single-Family Mtge.                                           10
                7.6% 12/1/2010                                                              1,262,700
     1,420 M    Tulsa County Home Fin. Auth. Single-Family Mtge. 7.35% 11/1/2010            1,501,650         12
----------------------------------------------------------------------------------------------------------------
                                                                                           38,939,350        310
----------------------------------------------------------------------------------------------------------------
                Pennsylvania--2.5%
     1,140 M    Allegheny County Rev. Fin. Auth. Mtge. Single-Family
                Mtge. 8% 6/1/2017                                                           1,178,475         10
     5,000 M    Pennsylvania State General Obligation 6 3/4% 11/15/2013                     5,556,250         44
    12,050 M    Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                         13,571,312        108
     1,000 M    Sewickely Valley Hosp. Auth. (Sewickely Vy. Hosp.)
                7 1/2% 10/1/1999*                                                           1,100,000          9
----------------------------------------------------------------------------------------------------------------
                Westmoreland County Municipal Authority Municipal Services Revenue:
   $10,800 M    Zero Coupon 8/15/2018                                                     $3,145,500         $25
     8,880 M    Zero Coupon 8/15/2019                                                      2,442,000          20
     5,880 M    Zero Coupon 8/15/2020                                                      1,528,800          12
     5,880 M    Zero Coupon 8/15/2021                                                      1,440,600          11
     5,000 M    Zero Coupon 8/15/2022                                                      1,156,250           9
----------------------------------------------------------------------------------------------------------------
                                                                                          31,119,187         248
----------------------------------------------------------------------------------------------------------------
                Puerto Rico--.8%
                Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
     4,510 M    6 1/4% 7/1/2013                                                            4,977,913          40
     4,250 M    6 1/4% 7/1/2015                                                            4,696,250          37
----------------------------------------------------------------------------------------------------------------
                                                                                           9,674,163          77
----------------------------------------------------------------------------------------------------------------
                Rhode Island--.4%
                Rhode Island Housing & Mortgage Finance Corp.:
     1,000 M    8 3/8% 10/1/2013                                                           1,035,000           8
     1,500 M    8 3/8% 10/1/2016                                                           1,552,500          12
     2,190 M    8 3/8% 4/1/2019                                                            2,266,650          18
----------------------------------------------------------------------------------------------------------------
                                                                                           4,854,150          38
----------------------------------------------------------------------------------------------------------------
                South Dakota--.4%
     4,485 M    South Dakota Health & Edl. Facs. Auth. (McKennan Hosp.)
                7 5/8% 7/1/2014                                                            4,911,075          39
----------------------------------------------------------------------------------------------------------------
                Texas--12.8%
                Austin, Texas Utilities System Revenue:
     5,120 M    Series "A" 7.8% 11/15/1998*                                                5,555,200          44
     4,280 M    Series "B" 7.8% 11/15/1998*                                                4,627,750          37
     3,000 M    8 5/8% 5/15/2002*                                                          3,558,750          28
    16,000 M    6% 11/15/2013                                                             17,080,000         136
    30,465 M    Zero Coupon 5/15/2018                                                      9,025,256          72
    29,410 M    Zero Coupon 5/15/2019                                                      8,234,800          66
    $5,000 M    Bexar County, Texas Health Facs. (Baptist Memorial)
                6 3/4% 8/15/2019                                                          $5,543,750         $44
    10,000 M    Brazos River Auth., Houston Light & Power Proj. 8.1% 5/1/2019             10,662,500          85
     9,215 M    Coastal Water Auth. Water Conveyance System 8 1/8% 12/15/1997*             9,597,330          76
                Harris County Toll Road Senior Lien:
     3,355 M    Series "B" 6 5/8% 8/15/1997*                                               3,485,174          28
     8,375 M    Series "A" 6 1/2% 8/15/2002*                                               9,285,781          74
    11,065 M    Series "A" 6 1/2% 8/15/2012                                               12,411,832          99
     7,305 M    Series "A" 6 1/2% 8/15/2013                                                8,186,787          65
                Houston Water Conveyance System Certificates of Participation:
     2,250 M    6 1/4% 12/15/2012                                                          2,469,375          20
     4,705 M    6 1/4% 12/15/2013                                                          5,157,856          41
     4,350 M    6 1/4% 12/15/2014                                                          4,779,563          38
     5,860 M    6 1/4% 12/15/2015                                                          6,424,025          51
     2,750 M    Kerrville Electric System Rev. 8 3/8% 11/1/1997*                           2,908,263          23
                North Central Texas Hlth. Fac. Dev. Corp. (Presbyterian Healthcare):
     1,000 M    Series "A" 8 7/8% 12/1/1997*                                               1,065,750           8
     3,720 M    Series "B" 8 7/8% 12/1/1997*                                               3,964,590          32
     1,500 M    Northeast Hospital Auth. Rev. (Northeast Med. Ctr. Hosp.)
                8 1/8% 7/1/1998*                                                           1,616,250          13
                Rio Grande Valley Hlth. Fac. Dev. Corp. (Valley Baptist Med. Ctr.):
     3,910 M    8% 8/1/1998*                                                               4,217,912          34
     5,300 M    6.4% 8/1/2012                                                              5,598,125          45
                San Antonio Electric & Gas Revenue:
     3,000 M    8% 2/1/1998*                                                               3,189,960          25
     1,850 M    10 1/2% 2/1/1998*                                                          2,014,132          16
     1,800 M    Texas Health Facs. Dev. Corp. (Fort Worth Med. Ctr.) 8 1/8% 6/1/1998*      1,935,000          15
     5,000 M    Texas Public Fin. Auth. 6.2% 2/1/2005                                      5,462,500          44
     2,700 M    Texas Public Ppty. Fin. Corp. Rev. (Mental Health & Retardation)
                7 7/8% 1/1/1998*                                                           2,808,135          22
----------------------------------------------------------------------------------------------------------------
                                                                                         160,866,346       1,281
----------------------------------------------------------------------------------------------------------------
                Utah--1.1%
                Intermountain Power Agency (Utah Power Supply):
    $4,000 M    Series "C" 8 3/8% 7/1/1997*                                               $4,172,760         $34
     2,500 M    Series "D" 8 3/8% 7/1/1997*                                                2,608,600          21
     2,000 M    Provo, Utah Electric System Revenue 10 3/8% 9/15/2015                      2,737,500          22
                Salt Lake County Water Conservancy District Revenue:
     3,800 M    Zero Coupon 10/1/2011                                                      1,667,250          13
     3,800 M    Zero Coupon 10/1/2012                                                      1,543,750          12
     3,760 M    Zero Coupon 10/1/2013                                                      1,428,800          11
----------------------------------------------------------------------------------------------------------------
                                                                                          14,158,660         113
----------------------------------------------------------------------------------------------------------------
                Virginia--1.0%
    11,000 M    Hanover County Indl. Dev. Auth. (Mem. Regl. Med. Ctr. Proj.)
                6 3/8% 8/15/2018                                                          12,127,500          97
----------------------------------------------------------------------------------------------------------------
                Washington--2.5%
     2,545 M    Benton County Public Utilities District #001 11 5/8% 11/1/1997*            2,707,091          22
     5,000 M    Tacoma Electric System Revenue 8% 1/1/1998*                                5,300,200          42
                Washington Public Power Supply System:
     5,000 M    Project No. 2 - 7 3/8% 7/1/2000*                                           5,568,750          44
     4,960 M    Project No. 2 - 7 3/8% 1/1/2001*                                           5,555,200          44
       934 M    Project Nos. 4 & 5 - 8 1/2% 7/1/2017 (Defaulted) (Note 1A)                   934,080           7
     5,000 M    Washington State General Obligation 6.4% 6/1/2017                          5,573,600          45
     2,500 M    Washington State Hlth. & Educ. Facs. (Mason Med. Ctr.) 8% 7/1/2015         2,596,425          21
     2,940 M    Washington State Hsg. Fin. Comm. Single-Family Mtge. 7.7% 7/1/2016         3,064,950          24
----------------------------------------------------------------------------------------------------------------
                                                                                          31,300,296         249
----------------------------------------------------------------------------------------------------------------
                West Virginia--.4%
     3,610 M    West Virginia State General Obligation Series "D" 6 1/2% 11/1/2026         4,056,738          32
     1,050 M    West Virginia State Hosp. Fin. Auth. (Monongalia Hosp.)
                8 1/2% 7/1/1997*                                                           1,075,326           9
----------------------------------------------------------------------------------------------------------------
                                                                                           5,132,064          41
----------------------------------------------------------------------------------------------------------------
                Wisconsin--2.5%
    $5,000 M    Superior, Wisconsin Limited Obligation Rev. (Midwest Energy)
                6.9% 8/1/2021                                                             $5,906,250         $47
                Wisconsin Housing & Economic Development Authority:
     1,435 M    7 1/2% 9/1/2017                                                            1,476,256          12
     4,145 M    7.6% 9/1/2017                                                              4,315,981          34
    13,460 M    7 3/4% 9/1/2017                                                           14,065,700         112
     1,545 M    Wisconsin Municipal Insurance Comm. Rev. 8.7% 4/1/2007                     1,591,304          13
                Wisconsin State Health & Educational Facilities Authority Revenue:
     2,000 M    Hospital Sisters Services Inc. 7 5/8% 11/15/1998*                          2,162,500          17
     1,500 M    Novus Health Group 8% 6/1/1998*                                            1,633,125          13
----------------------------------------------------------------------------------------------------------------
                                                                                          31,151,116         248
----------------------------------------------------------------------------------------------------------------
                Total Value of Municipal Bonds (cost $1,151,810,064)                   1,243,652,513       9,904
----------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.1%
                Pennsylvania
       100 M    Sayre Health Care Facs. Auth. Rev. Adjustable
                Rate Note (4.00%)** (cost $100,000)                                          100,000           1
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $100,000)               99.1%               1,243,752,513        9905
Other Assets, Less Liabilities                                       .9%                  11,901,160          95
----------------------------------------------------------------------------------------------------------------

Net Assets                                                        100.0%              $1,255,653,673     $10,000
================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
   Interest rate shown is the rate in effect at December 31, 1996.

See notes to financial statements.




Statement of Assets and Liabilities
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 1996
---------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $1,151,910,064)
(Note 1A)                                                                            $1,243,752,513
Cash                                                                                      1,527,965
Receivables:
Interest                                                       $   22,389,833
Investment securities sold                                            785,000
Capital shares sold                                                   302,739            23,477,572
                                                               --------------
Other assets                                                                                 81,732
                                                                                     --------------
Total Assets                                                                          1,268,839,782
Liabilities
Payables:
Investment securities purchased                                     9,568,857
Capital shares redeemed                                             1,250,381
Cash portion of dividend payable January 10, 1997                   1,196,821
Accrued advisory fee                                                  728,752
Accrued expenses                                                      441,298
                                                               --------------
Total Liabilities                                                                        13,186,109
                                                                                     --------------
Net Assets (Note 4):
Class A (123,578,566 shares outstanding)                        1,252,608,141
Class B (300,522 shares outstanding)                                3,045,532        $1,255,653,673
                                                               --------------        ==============
Net Assets Consist of:
Capital paid in                                                                      $1,177,607,596
Undistributed net investment income                                                         600,831
Accumulated net realized loss on investment transactions                                (14,397,203)
Net unrealized appreciation in value of investments                                      91,842,449
                                                                                     --------------
Total                                                                                $1,255,653,673
                                                                                     ==============
Net asset value and redemption price per share--Class A                                      $10.14
                                                                                             ======
Maximum offering price per share--Class A ($10.14/.9375)*                                    $10.82
                                                                                             ======
Net asset value and offering price per share--Class B                                        $10.13
                                                                                             ======

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
Year Ended December 31, 1996
---------------------------------------------------------------------------------------------
Investment Income
Interest income                                                                  $ 79,994,254
Expenses (Notes 1 and 3):
Advisory fee                                                 $  8,971,924
Distribution plan expenses--Class A                             3,820,500
Distribution plan expenses--Class B                                25,939
Shareholder servicing costs                                     1,011,863
Bond insurance premiums                                           249,911
Custodian fees                                                     99,029
Professional fees                                                  91,436
Reports and notices to shareholders                                84,148
Other expenses                                                    357,411
                                                             ------------
Total expenses                                                 14,712,161
Less: Custodian fees paid indirectly                               63,739
                                                             ------------
Net expenses                                                                       14,648,422
                                                                                 ------------
Net investment income                                                              65,345,832
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investments                                 (520,841)
Net unrealized depreciation of investments                    (32,059,622)
                                                             ------------
Net loss on investments                                                           (32,580,463)
                                                                                 ------------
Net Increase in Net Assets Resulting from Operations                             $ 32,765,369
                                                                                 ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

------------------------------------------------------------------------------------------------------
Year Ended December 31                                                       1996                 1995
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                              $   65,345,832       $   70,942,841
Net realized gain (loss) on investments                                  (520,841)           8,136,087
Net unrealized appreciation (depreciation) of investments             (32,059,622)         122,110,841
                                                                   --------------       --------------
Net increase in net assets resulting from operations                   32,765,369          201,189,769
                                                                   --------------       --------------
Dividends to Shareholders from:
Net investment income--Class A                                        (64,864,256)         (71,159,718)
Net investment income--Class B                                           (113,228)             (44,535)
                                                                   --------------       --------------
Total dividends                                                       (64,977,484)         (71,204,253)
                                                                   --------------       --------------
Capital Share Transactions (a)
Class A:
Proceeds from shares sold                                              41,005,690           68,618,192
Value of dividends reinvested                                          50,176,505           55,351,361
Cost of shares redeemed                                              (179,154,717)        (182,664,583)
                                                                   --------------       --------------
                                                                      (87,972,522)         (58,695,030)
                                                                   --------------       --------------
Class B:
Proceeds from shares sold                                               1,664,703            2,088,764
Value of dividends reinvested                                              87,336               34,823
Cost of shares redeemed                                                  (684,909)            (179,527)
                                                                   --------------       --------------
                                                                        1,067,130            1,944,060
                                                                   --------------       --------------
Net decrease from capital share transactions                          (86,905,392)         (56,750,970)
                                                                   --------------       --------------
Net increase (decrease) in net assets                                (119,117,507)          73,234,546
Net Assets
Beginning of year                                                   1,374,771,180        1,301,536,634
                                                                   --------------       --------------
End of year (including undistributed net investment income of
$600,831 and $232,483, respectively)                               $1,255,653,673       $1,374,771,180
                                                                   ==============       ==============
(a)Capital Shares Issued and Redeemed

Class A:
Sold                                                                    4,066,223            6,907,266
Issued for dividends reinvested                                         4,977,355            5,532,051
Redeemed                                                              (17,796,263)         (18,333,002)
                                                                   --------------       --------------
Net decrease in Class A shares outstanding                             (8,752,685)          (5,893,685)
                                                                   ==============       ==============

Class B:
Sold                                                                      166,049              209,525
Issued for dividends reinvested                                             8,669                3,441
Redeemed                                                                  (68,860)             (18,302)
                                                                   --------------       --------------
Net increase in Class B shares outstanding                                105,858              194,664
                                                                   ==============       ==============

See notes to financial statements



NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

1. Significant Accounting Policies -- The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek to provide a high level of interest income which is exempt from federal income tax.

A. Security Valuation -- The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Fund as of the date the securities are purchased.

The Fund's municipal bonds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Fund to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default. The Fund may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute exempt-interest dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code, and to make distributions of income and net realized capital gains (in excess of any available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. At December 31, 1996, the Fund had capital loss carryovers of $14,393,783 of which $13,869,892 expires in 2002 and $523,891 expires in 2004.

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and deferral of wash sales.

D. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Fund's Custodian has provided credits in the amount of $63,739 against custodian charges based on the uninvested cash balances of the Fund.

E. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Securities Transactions -- For the year ended December 31, 1996, purchases and sales of investment securities, other than United States Government obligations and short-term notes, aggregated $272,482,531 and $364,677,651, respectively.

At December 31, 1996, the cost of investments for federal income tax purposes was $1,151,913,484. Accumulated net unrealized appreciation on investments was $91,839,029, consisting of $91,847,249 gross unrealized appreciation and $8,220 gross unrealized depreciation.

3. Advisory Fee and Other Transactions With Affiliates -- Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and/or its transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors of the Fund received no remuneration from the Fund for serving in such capacity. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% of the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the year ended December 31, 1996, FIC, as underwriter, received $793,591 in commissions, after allowing $46,262 to other dealers.
Shareholder servicing costs included $862,997 in transfer agent fees paid to ADM.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

4. Capital -- The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% during a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, the Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B.



Financial Highlights
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.
---------------------------------------------------------------------------------------------
                                                               CLASS A
                                -------------------------------------------------------------
Year Ended December 31                     1996       1995        1994       1993        1992
---------------------------------------------------------------------------------------------
Per Share Data
Net Asset Value, Beginning of Year      $10.37      $ 9.42      $10.56     $10.32      $10.22
                                        ------      ------      ------     ------      ------
Income from Investment Operations
Net investment income                      .51         .52         .56        .60         .65
Net realized and unrealized gain
(loss) on investments                     (.23)        .96       (1.15)       .40         .15
                                        ------      ------      ------     ------      ------
Total from Investment Operations           .28        1.48        (.59)      1.00         .80
                                        ------      ------      ------     ------      ------
Less Distributions from:
Net investment income                      .51         .53         .55        .61         .65
Net realized gains                          --          --          --        .15         .05
                                        ------      ------      ------     ------      ------
Total Distributions                        .51         .53         .55        .76         .70
                                        ------      ------      ------     ------      ------
Net Asset Value, End of Year            $10.14      $10.37      $ 9.42     $10.56      $10.32
                                        ======      ======      ======     ======      ======
Total Return (%)+                         2.81       16.01       (5.61)      9.88        8.05
Ratios/Supplemental Data
Net Assets, End of Year (in millions)   $1,253      $1,373      $1,302     $1,507      $1,363
Ratio to Average Net Assets: (%)
Expenses                                  1.14        1.14        1.18       1.15        1.16
Net Investment Income                     5.06        5.25        5.64       5.69        6.32
Portfolio Turnover Rate (%)                 21          37          57         58          52



Financial Highlights (continued)
-------------------------------------------------------------------------------------------
                                                            CLASS A
-------------------------------------------------------------------------------------------
Year Ended December 31                    1991       1990       1989       1988       1987
-------------------------------------------------------------------------------------------
Per Share Data
Net Asset Value, Beginning of Year      $ 9.92     $10.03     $ 9.91     $ 9.64      $10.14
                                        ------     ------     ------     ------      ------
Income from Investment Operations
Net investment income                      .69        .70        .71        .72         .72
Net realized and unrealized gain
(loss) on investments                      .30       (.11)       .12        .27        (.50)
                                        ------     ------     ------     ------      ------
Total from Investment Operations           .99        .59        .83        .99         .22
                                        ------     ------     ------     ------      ------
Less Distributions from:
Net investment income                      .69        .70        .71        .72         .72
Net realized gains                          --         --         --         --          --
                                        ------     ------     ------     ------      ------
Total Distributions                        .69        .70        .71        .72         .72
                                        ------     ------     ------     ------      ------
Net Asset Value, End of Year            $10.22     $ 9.92     $10.03     $ 9.91      $ 9.64
                                        ======     ======     ======     ======      ======
Total Return (%)+                        10.26       6.13       8.64      10.61        2.33
Ratios/Supplemental Data
Net Assets, End of Year (in millions)   $1,208     $1,132     $1,079       $971        $853
Ratio to Average Net Assets: (%)
Expenses                                  1.13       1.14       1.01       1.04        1.13
Net Investment Income                     6.82       7.03       7.16       7.33        7.39
Portfolio Turnover Rate (%)                 34         28         26         43          18




 Financial Highlights (continued)
---------------------------------------------------------------------------------------
                                                                        CLASS B
---------------------------------------------------------------------------------------
Year Ended December 31                                            1996             1995*
---------------------------------------------------------------------------------------
Per Share Data
Net Asset Value, Beginning of Year                              $10.37           $ 9.48
                                                                ------           ------
Income from Investment Operations
Net investment income                                              .44              .44
Net realized and unrealized gain
(loss) on investments                                             (.24)             .89
                                                                ------           ------
Total from Investment Operations                                   .20             1.33
                                                                ------           ------
Less Distributions from:
Net investment income                                              .44              .44
Net realized gains                                                  --               --
                                                                ------           ------
Total Distributions                                                .44              .44
                                                                ------           ------
Net Asset Value, End of Year                                    $10.13           $10.37
                                                                ======           ======

Total Return (%)+                                                 2.03            14.27
Ratios/Supplemental Data
Net Assets, End of Year (in millions)                               $3               $2
Ratio to Average Net Assets: (%)
Expenses                                                          1.83             1.88(a)
Net Investment Income                                             4.37             4.45(a)
Portfolio Turnover Rate (%)                                         21               37

 * For the period 1/12/95 (date shares
   first offered) to 12/31/95

 + Calculated without sales charges

 (a) Annualized

See notes to financial statements



Independent Auditor's Report


To the Shareholders and Board of Directors of First Investors Insured Tax Exempt Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Insured Tax Exempt Fund, Inc., including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Insured Tax Exempt Fund, Inc. at December 31, 1996, and the results of its operations, changes in its net assets and financial highlights for each of the respective years presented, in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker
Philadelphia, Pennsylvania
January 31, 1997


FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Directors
-------------------------------------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
-------------------------------------
Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Clark D. Wagner
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
-------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.